Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

14006855

MAY 15 2014
Washington, DC 20549

NYSE EURONEXT

May 15, 2014

001-14195

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.25% Mandatory Convertible Preferred Stock, Series A, par value $0.01 per share of American Tower Corporation under the Exchange Act of 1934.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com